FINANCING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2019
Other Income, Nonoperating [Abstract]
FINANCING INCOME (EXPENSES), NET
NOTE 16	-	FINANCING INCOME (EXPENSES), NET

	US dollars
	Year ended December 31,
(in thousands)	2019	2018	2017

Short-term interest income, (expenses) commissions and other	(944)	64	258
Gains (loss) in respect of marketable securities	(241)	166	397
Interest income (expenses) in respect of long-term loans	(1,666)	(528)	1
Interest income in respect of deposits	500	640	1,415
Income (expenses) related to taxes positions	203	210	(2,246)
Exchange rate differences and others, net	(491)	684	(814)
Income (expenses) in respect of changes in Obligation to purchase non-controlling interests (*)	3,215	(519)	-
	576	717	(989)

(*) See Note 1Y